Long-Term Debt (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	May. 22, 2015	Dec. 31, 2015
Debt Instrument [Line Items]
Senior Notes		$ 2,722.3
Debt Covenant Interest Increase		0.50%
Debt Instrument, Unamortized Discount		$ 3.8
Senior Notes
Debt Instrument [Line Items]
Face amount of notes		$ 2,750.0
Debt Instrument, Issuance Date	May 22, 2015
Notes Due 2018 | Senior Notes
Debt Instrument [Line Items]
Face amount of notes	$ 500.0
Debt Instrument, Interest Rate, Stated Percentage	2.45%
Debt Instrument, Maturity Date	Jun. 01, 2018
Notes Due 2020 | Senior Notes
Debt Instrument [Line Items]
Face amount of notes	$ 750.0
Debt Instrument, Interest Rate, Stated Percentage	3.30%
Debt Instrument, Maturity Date	Jun. 01, 2020
Notes Due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.92%
Debt Instrument, Issuance Date		Nov. 28, 2005
Debt Instrument, Maturity Date		Nov. 28, 2025
Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Face amount of notes	$ 1,000.0
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Date	Jun. 01, 2025
Notes Due 2045 | Senior Notes
Debt Instrument [Line Items]
Face amount of notes	$ 500.0
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Debt Instrument, Maturity Date	Jun. 01, 2045